Segment, Customer and Geographic Information (Schedule of Major Customers and Percentage of Group's Total Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Total revenues	$ 386,470		$ 373,473	$ 364,012
Customer 1 [Member]
Disclosure of operating segments [line items]
Total revenues	$ 86,896		$ 80,861	$ 61,482
Percentage of revenues of the Group	22.48%		21.65%	16.89%
Customer 2 [Member]
Disclosure of operating segments [line items]
Total revenues	$ 74,694		$ 76,653	$ 74,019
Percentage of revenues of the Group	19.33%		20.52%	20.33%
Customer 3 [Member]
Disclosure of operating segments [line items]
Total revenues		[1]	$ 56,393	$ 54,639
Percentage of revenues of the Group		[1]	15.10%	15.01%
Customer 4 [Member]
Disclosure of operating segments [line items]
Total revenues		[1]	$ 48,724	$ 42,487
Percentage of revenues of the Group		[1]	13.05%	11.67%
Customer 5 [Member]
Disclosure of operating segments [line items]
Total revenues		[1]	$ 39,904	$ 39,276
Percentage of revenues of the Group		[1]	10.68%	10.79%

[1]	Represents an amount less than 10% of the revenues.